Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$1,878,564	$1,690,510
Adjustment from contract value to fair value	(1,014)	(2,387)
Net assets available for benefits per the Form 5500	$1,877,550	$1,688,123

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements for the year ended December 31 to the Form 5500:

(in thousands)	2025
Net increase in net assets available for benefits before net transfers per the financial statements	$187,762
Less: Adjustment from contract value to fair value, beginning of period	(2,387)
Add: Adjustment from contract value to fair value, end of period	(1,014)
Net increase in net assets available for benefits per the Form 5500	$189,135